UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2006



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NASDAQ-100 INDEX FUND - 3RD QUARTER REPORTS - PERIOD ENDED
SEPTEMBER 30, 2006

[LOGO OF USAA]
    USAA(R)

                                 USAA NASDAQ-100
                                         INDEX Fund

                                         [GRAPHIC OF USAA NASDAQ-100 INDEX FUND]

                      3rd Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    SEPTEMBER 30, 2006

                                                                      (Form N-Q)

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                   of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             COMMON STOCKS (99.0%)

             CONSUMER DISCRETIONARY (15.3%)
             ------------------------------
             ADVERTISING (0.3%)
    7,331    Lamar Advertising Co. "A"*                                                                 $     391
                                                                                                        ---------
             APPAREL RETAIL (0.5%)
   12,330    Ross Stores, Inc.                                                                                313
   15,081    Urban Outfitters, Inc.*                                                                          267
                                                                                                        ---------
                                                                                                              580
                                                                                                        ---------
             BROADCASTING & CABLE TV (4.9%)
   83,463    Comcast Corp. "A"*(c)                                                                          3,076
   20,769    Discovery Holding Co. "A"*                                                                       300
   18,557    EchoStar Communications Corp. "A"*                                                               608
   18,148    Liberty Global, Inc. "A"*                                                                        467
   31,217    NTL, Inc.                                                                                        794
  134,774    Sirius Satellite Radio, Inc.*                                                                    527
   23,847    XM Satellite Radio Holdings, Inc. "A"*                                                           307
                                                                                                        ---------
                                                                                                            6,079
                                                                                                        ---------
             CASINOS & GAMING (0.5%)
    9,568    Wynn Resorts Ltd.*                                                                               651
                                                                                                        ---------
             CONSUMER ELECTRONICS (0.7%)
   17,552    Garmin Ltd.                                                                                      856
                                                                                                        ---------
             DEPARTMENT STORES (1.8%)
   14,181    Sears Holdings Corp.*                                                                          2,242
                                                                                                        ---------
             EDUCATIONAL SERVICES (0.6%)
   15,244    Apollo Group, Inc. "A"*                                                                          751
                                                                                                        ---------
             HOMEFURNISHING RETAIL (1.0%)
   33,116    Bed Bath & Beyond, Inc.*                                                                       1,267
                                                                                                        ---------
             INTERNET RETAIL (1.3%)
   24,409    Amazon.com, Inc.*                                                                                784
   27,286    IAC/InterActiveCorp*                                                                             785
                                                                                                        ---------
                                                                                                            1,569
                                                                                                        ---------
             RESTAURANTS (2.6%)
   92,612    Starbucks Corp.*                                                                               3,153
                                                                                                        ---------
             SPECIALTY STORES (1.1%)
   12,106    PETsMART, Inc.                                                                                   336
   42,675    Staples, Inc.                                                                                  1,038
                                                                                                        ---------
                                                                                                            1,374
                                                                                                        ---------
             Total Consumer Discretionary                                                                  18,913
                                                                                                        ---------
             CONSUMER STAPLES (1.5%)
             -----------------------
             FOOD RETAIL (0.6%)
   12,187    Whole Foods Market, Inc.                                                                         724
                                                                                                        ---------

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                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             HYPERMARKETS & SUPER CENTERS (0.9%)
   21,657    Costco Wholesale Corp.                                                                     $   1,076
                                                                                                        ---------
             Total Consumer Staples                                                                         1,800
                                                                                                        ---------
             ENERGY (0.3%)
             -------------
             OIL & GAS DRILLING (0.3%)
   14,716    Patterson-UTI Energy, Inc.                                                                       350
                                                                                                        ---------
             HEALTH CARE (14.0%)
             -------------------
             BIOTECHNOLOGY (10.0%)
   47,857    Amgen, Inc.*(c)                                                                                3,423
   10,390    Amylin Pharmaceuticals, Inc.*                                                                    458
   32,616    Biogen Idec, Inc.*                                                                             1,457
   30,658    Celgene Corp.*                                                                                 1,328
   28,579    Genzyme Corp.*                                                                                 1,928
   39,200    Gilead Sciences, Inc.*                                                                         2,693
   22,827    MedImmune, Inc.*                                                                                 667
    9,415    Sepracor, Inc.*                                                                                  456
                                                                                                        ---------
                                                                                                           12,410
                                                                                                        ---------
             HEALTH CARE DISTRIBUTORS (0.3%)
   11,600    Patterson Companies, Inc.*                                                                       390
                                                                                                        ---------
             HEALTH CARE EQUIPMENT (1.0%)
   28,910    Biomet, Inc.                                                                                     931
    3,187    Intuitive Surgical, Inc.*                                                                        336
                                                                                                        ---------
                                                                                                            1,267
                                                                                                        ---------
             HEALTH CARE SERVICES (0.9%)
   10,725    Express Scripts, Inc.*                                                                           809
    8,045    Lincare Holdings, Inc.*                                                                          279
                                                                                                        ---------
                                                                                                            1,088
                                                                                                        ---------
             HEALTH CARE SUPPLIES (0.3%)
   13,226    DENTSPLY International, Inc.                                                                     398
                                                                                                        ---------
             PHARMACEUTICALS (1.5%)
   53,973    Teva Pharmaceutical Industries Ltd. ADR                                                        1,840
                                                                                                        ---------
             Total Health Care                                                                             17,393
                                                                                                        ---------
             INDUSTRIALS (4.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (1.2%)
   14,644    C.H. Robinson Worldwide, Inc.                                                                    653
   18,279    Expeditors International of Washington, Inc.                                                     815
                                                                                                        ---------
                                                                                                            1,468
                                                                                                        ---------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.4%)
   10,493    Joy Global, Inc.                                                                                 394
   24,459    PACCAR, Inc.                                                                                   1,395
                                                                                                        ---------
                                                                                                            1,789
                                                                                                        ---------
             DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES (0.6%)
   17,002    Cintas Corp.                                                                                     694
                                                                                                        ---------

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.3%)
   16,906    American Power Conversion Corp.                                                            $     371
                                                                                                        ---------
             HUMAN RESOURCES & EMPLOYMENT SERVICES (0.3%)
   11,448    Monster Worldwide, Inc.*                                                                         415
                                                                                                        ---------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   12,601    Fastenal Co.                                                                                     486
                                                                                                        ---------
             Total Industrials                                                                              5,223
                                                                                                        ---------
             INFORMATION TECHNOLOGY (62.5%)
             ------------------------------
             APPLICATION SOFTWARE (4.4%)
   50,101    Adobe Systems, Inc.*                                                                           1,876
   21,068    Autodesk, Inc.*                                                                                  733
   31,517    BEA Systems, Inc.*                                                                               479
   25,833    Cadence Design Systems, Inc.*                                                                    438
   18,985    Citrix Systems, Inc.*                                                                            688
   38,279    Intuit, Inc.*                                                                                  1,228
                                                                                                        ---------
                                                                                                            5,442
                                                                                                        ---------
             COMMUNICATIONS EQUIPMENT (11.6%)
  190,902    Cisco Systems, Inc.*(c)                                                                        4,391
   18,299    Comverse Technology, Inc.*                                                                       392
  169,023    JDS Uniphase Corp.*                                                                              370
   32,444    Juniper Networks, Inc.*                                                                          561
    9,107    LM Ericsson Telephone Co. ADR "B"                                                                314
  175,093    QUALCOMM, Inc.(c)                                                                              6,364
   16,373    Research In Motion Ltd.*                                                                       1,681
   22,286    Tellabs, Inc.*                                                                                   244
                                                                                                        ---------
                                                                                                           14,317
                                                                                                        ---------
             COMPUTER HARDWARE (8.4%)
  104,310    Apple Computer, Inc.*                                                                          8,035
   73,493    Dell, Inc.*(c)                                                                                 1,679
  133,168    Sun Microsystems, Inc.*                                                                          662
                                                                                                        ---------
                                                                                                           10,376
                                                                                                        ---------
             COMPUTER STORAGE & PERIPHERALS (2.1%)
   21,757    ATI Technologies, Inc.*                                                                          467
   34,139    Network Appliance, Inc.*                                                                       1,264
   15,937    SanDisk Corp.*                                                                                   853
                                                                                                        ---------
                                                                                                            2,584
                                                                                                        ---------
             DATA PROCESSING & OUTSOURCED SERVICES (1.9%)
    7,603    CheckFree Corp.*                                                                                 314
   19,176    Fiserv, Inc.*                                                                                    903
   31,437    Paychex, Inc.                                                                                  1,159
                                                                                                        ---------
                                                                                                            2,376
                                                                                                        ---------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
   54,767    Flextronics International Ltd.*                                                                  692
                                                                                                        ---------
             HOME ENTERTAINMENT SOFTWARE (1.5%)
   21,551    Activision, Inc.*                                                                                325
   27,024    Electronic Arts, Inc.*                                                                         1,505
                                                                                                        ---------
                                                                                                            1,830
                                                                                                        ---------

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                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                                                           MARKET
   NUMBER                                                                                                   VALUE
OF SHARES    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             INTERNET SOFTWARE & SERVICES (8.3%)
   12,919    Akamai Technologies, Inc.*                                                                 $     646
   92,364    eBay, Inc.*(c)                                                                                 2,619
   28,872    Expedia, Inc.*                                                                                   453
   11,710    Google, Inc. "A"*                                                                              4,706
   20,168    VeriSign, Inc.*                                                                                  407
   58,292    Yahoo!, Inc.*                                                                                  1,474
                                                                                                        ---------
                                                                                                           10,305
                                                                                                        ---------
             IT CONSULTING & OTHER SERVICES (0.7%)
   12,040    Cognizant Technology Solutions Corp. "A"*                                                        892
                                                                                                        ---------
             SEMICONDUCTOR EQUIPMENT (2.2%)
   69,865    Applied Materials, Inc.                                                                        1,239
   21,023    KLA-Tencor Corp.                                                                                 935
   12,773    Lam Research Corp.*                                                                              579
                                                                                                        ---------
                                                                                                            2,753
                                                                                                        ---------
             SEMICONDUCTORS (8.9%)
   44,067    Altera Corp.*                                                                                    810
   37,721    Broadcom Corp. "A"*                                                                            1,144
  177,131    Intel Corp.(c)                                                                                 3,643
   35,409    Linear Technology Corp.                                                                        1,102
   49,160    Marvell Technology Group Ltd.*                                                                   952
   39,209    Maxim Integrated Products, Inc.(c)                                                             1,101
   15,552    Microchip Technology, Inc.                                                                       504
   30,506    NVIDIA Corp.*                                                                                    903
   39,763    Xilinx, Inc.                                                                                     873
                                                                                                        ---------
                                                                                                           11,032
                                                                                                        ---------
             SYSTEMS SOFTWARE (11.5%)
   21,057    Check Point Software Technologies Ltd.*                                                          401
  300,847    Microsoft Corp.(c)                                                                             8,222
  192,594    Oracle Corp.*(c)                                                                               3,417
   16,600    Red Hat, Inc.*                                                                                   350
   90,235    Symantec Corp.*                                                                                1,920
                                                                                                        ---------
                                                                                                           14,310
                                                                                                        ---------
             TECHNOLOGY DISTRIBUTORS (0.4%)
    7,205    CDW Corp.                                                                                        444
                                                                                                        ---------
             Total Information Technology                                                                  77,353
                                                                                                        ---------
             MATERIALS (0.3%)
             ----------------
             SPECIALTY CHEMICALS (0.3%)
    5,609    Sigma-Aldrich Corp.                                                                              424
                                                                                                        ---------
             TELECOMMUNICATION SERVICES (0.9%)
             ---------------------------------
             WIRELESS TELECOMMUNICATION SERVICES (0.9%)
    8,453    Millicom International Cellular S.A.*                                                            346
   13,134    NII Holdings, Inc.*                                                                              816
                                                                                                        ---------
             Total Telecommunication Services                                                               1,162
                                                                                                        ---------
             Total Common Stocks (cost: $114,199)                                                         122,618
                                                                                                        ---------

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==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

PRINCIPAL                                                                                                  MARKET
   AMOUNT                                                                                                   VALUE
    (000)    SECURITY                                                                                       (000)
-----------------------------------------------------------------------------------------------------------------
             MONEY MARKET INSTRUMENTS (1.1%)

             U.S. TREASURY BILLS (0.3%)
             --------------------------
     $360    4.85%, 2/22/2007(b)                                                                         $    353
                                                                                                         --------
             REPURCHASE AGREEMENTS (0.8%)(a)
             -------------------------------
      944    State Street Bank & Trust Co., 3.75%, acquired on 9/29/2006 and due 10/02/2006 at $944 (collateralized by $975 of U.S. Treasury Notes, 3.88%, due 7/31/2007;
                market value $973)                                                                            944
                                                                                                         --------
             Total Money Market Instruments (cost: $1,297)                                                  1,297
                                                                                                         --------

             TOTAL INVESTMENTS (COST: $115,496)                                                          $123,915
                                                                                                         ========

6

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           to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

        USAA Mutual Funds Trust (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Nasdaq-100 Index Fund (the Fund), which is classified as nondiversified under the 1940 Act.

        A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

           1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

           2. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

           3. Repurchase agreements are valued at cost, which approximates market value.

           4. Futures contracts are valued at the last quoted sales price.

           5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager) in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

              Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

        B. As of September 30, 2006, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of September 30, 2006, were $26,503,000 and $18,084,000, respectively, resulting in net unrealized appreciation of $8,419,000.

        C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $123,836,000 at September 30, 2006, and, in total, may not equal 100%. Investments in foreign securities were 6.1% of net assets at September 30, 2006.

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           to Portfolio of INVESTMENTS
           (continued)

USAA NASDAQ-100 INDEX FUND
SEPTEMBER 30, 2006 (UNAUDITED)

        D. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures positions). Subsequently, payments known as variation-margin payments are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. In addition to the segregation of securities to cover the initial margin requirements, the Fund segregates securities to cover the value of all open futures contracts. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities and the risk that the counterparty will fail to perform its obligations.

        E. ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

       (a) Repurchase agreements - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest and is held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

       (b) Security with a value of $353,000 is segregated as collateral for initial margin requirements on open futures contracts.

       (c) Security, or a portion thereof, is segregated to cover the value of open futures contracts at September 30, 2006, as shown in the following table:

                                                                                                  UNREALIZED
       TYPE OF FUTURE               EXPIRATION       CONTRACTS       POSITION         VALUE      APPRECIATION
-------------------------------------------------------------------------------------------------------------
Nasdaq-100 Mini Index Futures   December 15, 2006       41             Long         $1,370,000      $48,000

       * Non-income-producing security for the 12 months preceding September 30, 2006.

8

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

                   DIRECTORS        Christopher W. Claus
                                    Barbara B. Dreeben
                                    Robert L. Mason, Ph.D.
                                    Michael F. Reimherr
                                    Richard A. Zucker

              ADMINISTRATOR,        USAA Investment Management Company
         INVESTMENT ADVISER,        P.O. Box 659453
                UNDERWRITER,        San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT        USAA Shareholder Account Services
                                    9800 Fredericksburg Road
                                    San Antonio, Texas 78288

               CUSTODIAN AND        State Street Bank and Trust Company
            ACCOUNTING AGENT        P.O. Box 1713
                                    Boston, Massachusetts 02105

                 INDEPENDENT        Ernst & Young LLP
           REGISTERED PUBLIC        100 West Houston St., Suite 1800
             ACCOUNTING FIRM        San Antonio, Texas 78205

                   TELEPHONE        Call toll free - Central time
            ASSISTANCE HOURS        Monday - Friday, 7 a.m. to 10 p.m.
                                    Saturday, 8:30 a.m. to 5 p.m.

              FOR ADDITIONAL        (800) 531-8181
           INFORMATION ABOUT        For account servicing, exchanges,
                MUTUAL FUNDS        or redemptions (800) 531-8448

             RECORDED MUTUAL        24-hour service (from any phone)
           FUND PRICE QUOTES        (800) 531-8066

           USAA SELF-SERVICE        For account balance, last transaction, fund
            TELEPHONE SYSTEM        prices, or to exchange or redeem fund shares
                                    (800) 531-8777

             INTERNET ACCESS        USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE COMPANY'S BOARD OF DIRECTORS FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

48415-1106                                   (C)2006, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Quarter Ended September 30, 2006

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    NOVEMBER 20, 2006
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    NOVEMBER 17, 2006
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    NOVEMBER 20, 2006
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.